Borrowings - Convertible Notes Narratives (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 M NotesSeries $ / shares	Jun. 30, 2023 M NotesSeries $ / shares
Loan-Convertible Note 3, 4, 5
Borrowings
Number of shares on conversion | NotesSeries	1	1
Interest rate	8.00%	8.00%
Interest payable term	6 months	6 months
Option to settle interest payments in cash or by issuance of additional convertible note, Number of months	18	18
Noteholders interest settlement term, number of months	18	18
Senior Convertible Notes
Borrowings
Interest rate	4.00%	4.00%
Interest payable term	6 months	6 months
Notes conversion, conversion price discount percentage	25.00%	25.00%
Conversion price (in dollars per share) | $ / shares	$ 10.20	$ 10.20
Term	18 months	18 months